CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 $ / shares
Accounts receivable, allowance | ¥	¥ 0		¥ 0
Amounts due from related parties, allowance | ¥	0		0
Accounts payable	1,064,106	$ 154,768	707,782
Advance from customers	5,943	864	10,683
Accrued expenses and other current liabilities	¥ 213,975	$ 31,121	¥ 93,798
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, authorized	0	0	405,462,685
Ordinary shares, issued	0	0	91,304,327
Ordinary shares, outstanding	0	0	91,304,327
Series A Preferred Shares
Mezzanine equity, par value | $ / shares		$ 0.0001		0.0001
Mezzanine equity, authorized			71,641,792
Mezzanine equity, issued	0	0	71,641,792
Mezzanine equity, outstanding	0	0	71,641,792
Mezzanine equity, liquidation value | ¥	¥ 0		¥ 24,870
Series B-1 Preferred Shares
Mezzanine equity, par value | $ / shares		$ 0.0001		0.0001
Mezzanine equity, authorized	0	0	2,000,000
Mezzanine equity, issued	0	0	2,000,000
Mezzanine equity, outstanding	0	0	2,000,000
Mezzanine equity, liquidation value | ¥	¥ 0		¥ 33,188
Series B-2 Preferred Shares
Mezzanine equity, par value | $ / shares		$ 0.0001		0.0001
Mezzanine equity, authorized	0	0	20,895,523
Mezzanine equity, issued	0	0	20,895,523
Mezzanine equity, outstanding	0	0	20,895,523
Mezzanine equity, liquidation value | ¥	¥ 0		¥ 364,145
Class A Ordinary Shares
Ordinary shares, par value | $ / shares		$ 0.0001		0.0001
Ordinary shares, authorized	9,800,000,000	9,800,000,000	0
Ordinary shares, issued	57,303,093	57,303,093	0
Ordinary shares, outstanding	57,303,093	57,303,093	0
Class B Ordinary Shares
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, authorized	200,000,000	200,000,000	0
Ordinary shares, issued	184,376,679	184,376,679	0
Ordinary shares, outstanding	184,376,679	184,376,679	0
Variable Interest Entities
Accounts payable | ¥	¥ 1,059,676		¥ 671,942
Advance from customers | ¥	5,930		10,683
Accrued expenses and other current liabilities | ¥	¥ 159,736		¥ 62,042